Document and Entity Information	Jun. 29, 2018
Risk/Return:
Document Type	497
Document Period End Date	Jun. 29, 2018
Entity Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jun. 29, 2018
Document Effective Date	Jun. 29, 2018
Prospectus Date	Jun. 29, 2018
Polen U.S. Small Company Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	PBSIX
Polen U.S. Small Company Growth Fund | Investor Class
Risk/Return:
Trading Symbol	PBSRX